Income Tax	12 Months Ended
Apr. 30, 2025
Major components of tax expense (income) [abstract]
Income Tax

12. Income Tax

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rates to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2025 and 2024 is as follows:

	For the year ended April 30,
	2025 ($)	2024 ($)
Net income (loss) before tax for the year	(5,308)	7,757
Statutory rates	27.00%	27.00%
Income tax at statutory rates	(1,433)	2,094

Reconciling items:
Non-deductible permanent differences and other	194	346
Change in unrecognized deferred income tax assets	1,585	(4,463)
Tax expense (recovery) for the year	346	(2,023)

The significant component of the Company's deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2025 ($)	As at April 30, 2024 ($)
Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	—	(346)
Excess of accounting value of royalties over tax value	(3,513)	(1,642)
Other deferred tax liabilities	(51)	(191)

Deferred tax assets:
Non-capital losses carry-forward	3,082	1,089
Financing costs	482	1,090
Deferred income tax liabilities, net	—	—

12. Income Tax (continued)

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2025 ($)	As at April 30, 2024 ($)
Non-capital loss carry-forward	25	17
Financing costs	467	1,019
Other deferred tax assets	1,456	244
Unrecognized deferred income tax assets	1,948	1,280

The deferred tax assets have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future.The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. The non-capital losses of $2,040, $2,008 and $7,369 in Canada will expire on April 30, 2042, 2043 and 2045 respectively.